Consolidated Statements of Changes in Equity ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	Share capital [member] CNY (¥)	Share capital [member] USD ($)	General risk reserve [member] CNY (¥)	General risk reserve [member] USD ($)	Investment revaluation reserve [member] CNY (¥)	Investment revaluation reserve [member] USD ($)	Statutory reserve [member] CNY (¥)	Statutory reserve [member] USD ($)	Other reserves [member] CNY (¥)	Other reserves [member] USD ($)	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] CNY (¥)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)
Balance at Dec. 31, 2015	¥ 231,216		¥ 179,102				¥ (6,406)		¥ 28,780		¥ (43,108)		¥ 72,848		¥ 231,216
Total comprehensive income for the year	267						(530)				167		625		262		¥ 5
Capital contribution from non-controlling interests	270																270
Appropriation to statutory reserves									47				(47)
Appropriation to other reserve					¥ 33								(33)
Dividends relating to 2015 and 2017(Note 32)	(4,071)												(4,071)		(4,071)
Balance at Dec. 31, 2016	227,682		179,102		33		(6,936)		28,827		(42,941)		69,322		227,407		275
Total comprehensive income for the year	1,620						(58)				(172)		1,828		1,598		22
Issue of share capital	74,954		74,954												74,954
Share of associate's other reserve	91										91				91
Appropriation to statutory reserves									50				(50)
Appropriation to other reserve					194								(194)
Balance (Previously stated [member]) at Dec. 31, 2017	304,347		254,056		227		(6,994)		28,877		(43,022)		70,906		304,050		297
Balance (Impact on initial application of IFRS 15 [member]) at Dec. 31, 2017	1,750								175				1,575		1,750
Balance (Impact on initial application of IFRS 9 (2014) [member]) at Dec. 31, 2017	(853)								(85)				(768)		(853)
Balance (Balance After IFRS Adjustments [member]) at Dec. 31, 2017	305,244		254,056		227		(6,994)		28,967		(43,022)		71,713		304,947		297
Balance at Dec. 31, 2017	304,347
Total comprehensive income for the year | Impact on initial application of IFRS 15 [member]	(365)
Total comprehensive income for the year	10,012	$ 1,456					(381)				136		10,197		9,952		60
Capital contribution from non-controlling interests	7																7
Appropriation to statutory reserves									52				(52)
Appropriation to other reserve					247								(247)
Dividends relating to 2015 and 2017(Note 32)	(1,591)												(1,591)		(1,591)
Capital contribution relating to share-based payment borne by China United Network Communications Limited ("A Share Company") (Note 43)	614										614				614
Balance (Impact on initial application of IFRS 15 [member]) at Dec. 31, 2018	1,385
Balance at Dec. 31, 2018	¥ 314,286	$ 45,711	¥ 254,056	$ 36,951	¥ 474	$ 69	¥ (7,375)	$ (1,073)	¥ 29,019	$ 4,221	¥ (42,272)	$ (6,148)	¥ 80,020	$ 11,638	¥ 313,922	$ 45,658	¥ 364	$ 53